SCHEDULE OF OPERATING FUTURE LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
2025	$ 586,107
2026	302,945
2027	81,193
Total	970,245
Less: discount on operating lease liabilities	(88,606)
Present value of operating lease liabilities	881,639
Less: Current portion of operating lease liabilities	556,756	$ 629,325
Non-current portion of operating lease liabilities	$ 324,883	$ 467,843